UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	7.08%
Communications	7.06%
Consumer, Cyclical	12.18%
Consumer, Non-cyclical	22.47%
Diversified	0.67%
Energy	6.60%
Financial	23.87%
Industrial	11.06%
Technology	2.34%
Utilities	3.67%
Short Term Investments	3.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,031.20	$3.45

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.44

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 7.16%
11,106	Air Liquide SA (a)	$	1,371,583
5,000	Air Water Inc (a)		70,289
8,350	Akzo Nobel NV (a)		471,155
88,373	Alumina Ltd (a)(b)		78,650
49,625	Anglo American PLC (a)		955,932
12,933	Antofagasta PLC (a)		156,613
35,132	ArcelorMittal (a)		393,207
2,117	Arkema SA (a)		194,055
44,000	Asahi Kasei Corp (a)		290,318
32,566	BASF SE (a)		2,904,662
113,850	BHP Billiton Ltd (a)		3,276,936
74,950	BHP Billiton PLC (a)		1,910,506
8,795	Boliden AB (a)		109,017
1,828	Brenntag AG (a)		277,841
4,731	Croda International PLC (a)		178,336
9,000	Daicel Corp (a)		78,660
10,000	Daido Steel Co Ltd (a)		50,482
287	EMS-Chemie Holding AG (a)(b)		85,005
57,560	Fortescue Metals Group Ltd (a)		158,454
5,961	Fresnillo PLC (a)		80,433
293	Givaudan SA (a)		377,552
355,113	Glencore Xstrata PLC (a)		1,469,858
4,100	Hitachi Chemical Co Ltd (a)		64,185
5,000	Hitachi Metals Ltd (a)		56,003
15,663	Iluka Resources Ltd (a)(c)		141,157
61,415	Incitec Pivot Ltd (a)		159,904
14,678	Israel Chemicals Ltd (a)		144,144
11,000	Japan Steel Works Ltd (a)		60,362
16,900	JFE Holdings Inc (a)		370,245
7,098	Johnson Matthey PLC (a)		283,494
5,800	JSR Corp (a)		117,355
5,938	K+S AG (a)		219,450
10,000	Kaneka Corp (a)		65,936
8,000	Kansai Paint Co Ltd (a)		102,121
79,000	Kobe Steel Ltd (a)(b)		97,697
5,453	Koninklijke DSM NV (a)		355,498
11,500	Kuraray Co Ltd (a)		161,175
2,886	Lanxess AG (a)		173,800
6,591	Linde AG (a)		1,228,209
1,805	Lonza Group AG (a)		135,623
45,500	Mitsubishi Chemical Holdings Corp (a)		213,245
12,000	Mitsubishi Gas Chemical Co Inc (a)		87,979
39,000	Mitsubishi Materials Corp (a)		137,303
31,000	Mitsui Chemicals Inc (a)		69,784
26,859	Newcrest Mining Ltd (a)		247,942
271,740	Nippon Steel & Sumitomo Metal Corp (a)		732,136
6,000	Nitto Denko Corp (a)		384,814
32,987	Norsk Hydro ASA (a)(c)		132,276
8,411	Novozymes A/S Class B (a)		269,406
31,000	Oji Holdings Corp (a)		124,955
12,223	Orica Ltd (a)		230,410
3,215	Randgold Resources Ltd (a)		203,675
15,563	Rio Tinto Ltd (a)		745,865
45,123	Rio Tinto PLC (a)		1,834,774
14,600	Shin-Etsu Chemical Co Ltd (a)(d)		966,305
60,000	Showa Denko KK (a)(c)		79,130

Shares		Value

Basic Materials — (continued)
2,108	Solvay SA (a)	$	276,018
19,649	Stora Enso OYJ Class R (a)		131,574
51,000	Sumitomo Chemical Co Ltd (a)		159,960
19,000	Sumitomo Metal Mining Co Ltd (a)		211,635
20,338	Svenska Cellulosa AB Class B (a)		510,051
3,313	Syngenta AG (a)		1,291,934
8,000	Taiyo Nippon Sanso Corp (a)		55,168
13,270	ThyssenKrupp AG (a)(b)		260,121
35,000	Ube Industries Ltd (a)		64,752
4,205	Umicore SA (a)		174,611
19,070	UPM-Kymmene OYJ (a)		186,903
3,439	Vedanta Resources PLC (a)		53,400
3,992	Voestalpine AG (a)(c)		141,170
1,300	Yamato Kogyo Co Ltd (a)		39,706
6,711	Yara International ASA (a)(c)		267,628

			29,160,532

Communications — 7.13%
1,548	Axel Springer AG (a)		65,874
5,075	Belgacom SA (a)		113,629
73,488	Bezeq The Israeli Telecommunication Corp Ltd (a)		97,704
36,206	British Sky Broadcasting Group PLC (a)		435,899
280,311	BT Group PLC (a)		1,315,573
3,800	Dena Co Ltd (a)(c)		74,396
6,100	Dentsu Inc (a)		211,027
99,988	Deutsche Telekom AG (a)		1,164,909
4,469	Elisa OYJ (a)		87,261
4,644	Eutelsat Communications SA (a)		131,755
4,800	Gree Inc (c)		42,589
710	Hakuhodo DY Holdings Inc (a)		49,727
8,461	Hellenic Telecommunications Organization SA (a)(b)		66,176
78,000	HKT Trust / HKT Ltd (a)		74,566
781	Iliad SA (a)		168,732
15,769	Inmarsat PLC (a)		161,372
124,940	ITV PLC (a)		266,191
2,522	JCDecaux SA (a)		68,648
3,140	Kabel Deutschland Holding AG (a)		344,774
19,200	KDDI Corp (a)(d)		999,810
117,587	Koninklijke KPN NV (a)		243,968
3,877	Lagardere SCA (a)		108,175
27	M3 Inc (a)		60,560
2,221	Millicom International Cellular SA (a)		159,962
4,500	Nexon Co Ltd (a)		49,703
2,322	NICE Systems Ltd (a)		85,377
15,200	Nippon Telegraph & Telephone Corp (a)		792,238
131,870	Nokia OYJ (a)(b)(c)		491,601
545	NTT DOCOMO Inc (a)		847,859
66,335	Orange SA (a)		628,150
130,000	PCCW Ltd (a)		60,672
28,632	Pearson PLC (a)		508,768
20,468	Portugal Telecom SGPS SA (a)		79,629
3,611	ProSiebenSat.1 Media AG (a)(b)		154,876

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Communications — (continued)
6,414	Publicis Groupe SA (a)	$	456,797
25,100	Rakuten Inc (a)		296,807
24,831	Reed Elsevier NV (a)		413,546
42,865	Reed Elsevier PLC (a)		487,145
8,040	SBI Holdings Inc (a)		88,392
12,513	Seek Ltd (a)(b)		103,580
10,989	SES SA (a)		314,851
55,000	Singapore Press Holdings Ltd (a)(c)		180,772
285,000	Singapore Telecommunications Ltd (a)		844,118
33,700	Softbank Corp (a)(d)		1,961,675
18,000	StarHub Ltd (a)		59,184
842	Swisscom AG (a)		368,603
27,185	TDC A/S		220,323
10,529	Tele2 AB Class B (a)(b)		123,605
62,820	Telecom Corp of New Zealand Ltd (a)		109,391
539,901	Telecom Italia SpA (a)		348,392
108,279	Telefonaktiebolaget LM Ericsson Class B (a)		1,227,865
8,578	Telefonica Deutschland Holding AG (a)(b)		62,061
145,440	Telefonica SA (a)(b)		1,871,134
7,352	Telekom Austria AG (a)		46,525
1,803	Telenet Group Holding NV		82,750
24,567	Telenor ASA (a)		487,975
85,348	TeliaSonera AB (a)		556,189
155,757	Telstra Corp Ltd (a)		677,152
3,600	Trend Micro Inc (a)		114,454
4,048	United Internet AG (a)		114,113
42,516	Vivendi SA (a)		805,743
1,733,484	Vodafone Group PLC (a)		4,966,312
10,192	Wolters Kluwer NV (a)		215,880
45,147	WPP PLC (a)		771,007
491	Yahoo Japan Corp (a)		241,776
5,660	Ziggo NV (a)		227,345

			29,057,612

Consumer, Cyclical — 12.03%
900	ABC-Mart Inc (a)		35,078
5,835	Accor SA (a)		205,103
7,470	Adidas AG (a)		807,494
20,800	Aeon Co Ltd (a)		273,338
7,000	Aisin Seiki Co Ltd (a)		267,277
41,000	ANA Holdings Inc (a)		85,253
5,200	Asics Corp (a)		81,950
11,794	Bayerische Motoren Werke AG (a)		1,029,331
23,200	Bridgestone Corp (a)		791,125
15,985	Burberry Group PLC (a)		328,610
6,338	Carnival PLC (a)		220,213
41,000	Cathay Pacific Airways Ltd (a)		71,346
1,873	Christian Dior SA (a)		302,588
18,548	Cie Financiere Richemont SA (a)		1,635,717
6,377	Cie Generale des Etablissements Michelin (a)		570,203
8,300	Citizen Holdings Co Ltd (a)		46,295
16,000	City Developments Ltd (a)		134,603
65,290	Compass Group PLC (a)		833,757

Shares		Value

Consumer, Cyclical — (continued)
3,864	Continental AG (a)	$	515,104
14,047	Crown Ltd (a)		154,854
7,000	Daihatsu Motor Co Ltd (a)		132,585
34,111	Daimler AG (a)		2,059,232
18,000	Daiwa House Industry Co Ltd (a)		335,287
17,400	Denso Corp (a)		818,029
8,076	Deutsche Lufthansa AG (a)(b)		163,598
1,900	Don Quijote Co Ltd (a)		92,235
4,871	easyJet PLC (a)(b)		95,938
26,193	Echo Entertainment Group Ltd (a)		73,419
8,615	Electrolux AB Class B (a)		217,398
1,900	FamilyMart Co Ltd (a)		81,070
1,900	Fast Retailing Co Ltd (a)		641,259
30,196	Fiat Industrial SpA (a)(c)		336,136
29,022	Fiat SpA (a)(b)		202,399
1,981	Flight Centre Ltd (a)(c)		70,935
21,000	Fuji Heavy Industries Ltd (a)		518,579
72,000	Galaxy Entertainment Group Ltd (a)(b)		349,735
223,000	Genting Singapore PLC (a)		231,238
56,567	GKN PLC (a)		258,845
20,186	Harvey Norman Holdings Ltd (a)(c)		46,847
33,799	Hennes & Mauritz AB Class B (a)		1,112,034
9,000	Hino Motors Ltd (a)		132,065
2,000	Hitachi High-Technologies Corp (a)		48,231
57,900	Honda Motor Co Ltd (a)(d)		2,150,952
1,188	Hugo Boss AG (a)		130,631
7,774	Inditex SA (a)		958,881
9,755	InterContinental Hotels Group PLC (a)		267,942
31,003	International Consolidated Airlines Group SA (a)(b)		124,472
12,800	Isetan Mitsukoshi Holdings Ltd (a)		169,967
42,000	Isuzu Motors Ltd (a)		287,110
52,600	ITOCHU Corp (a)		608,261
18,000	J Front Retailing Co Ltd (a)		143,544
1,900	Japan Airlines Co Ltd (a)		97,813
4,000	Jardine Cycle & Carriage Ltd (a)		133,736
7,200	JTEKT Corp (a)		80,704
2,643	Kering (a)		537,814
83,433	Kingfisher PLC (a)		434,880
3,000	Koito Manufacturing Co Ltd (a)		57,189
2,400	Lawson Inc (a)		183,142
212,000	Li & Fung Ltd (a)		288,954
9,023	LVMH Moet Hennessy Louis Vuitton SA (a)		1,464,916
56,706	Marks & Spencer Group PLC (a)		370,957
59,000	Marubeni Corp (a)		394,318
8,700	Marui Group Co Ltd (a)		86,666
95,000	Mazda Motor Corp (a)(b)		375,577
2,700	McDonald’s Holdings Co Japan Ltd (a)		74,925
34,000	MGM China Holdings Ltd (a)		90,224
50,100	Mitsubishi Corp (a)(d)		855,893
4,000	Mitsubishi Logistics Corp (a)		55,816
154,000	Mitsubishi Motors Corp (a)(b)		210,794
62,000	Mitsui & Co Ltd (a)		777,493
6,100	Namco Bandai Holdings Inc (a)		98,866

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
5,806	Next PLC (a)	$	402,097
10,000	NGK Insulators Ltd (a)		123,576
6,000	NGK Spark Plug Co Ltd (a)		120,089
4,800	NHK Spring Co Ltd (a)		55,420
3,700	Nintendo Co Ltd (a)		435,634
88,600	Nissan Motor Co Ltd (a)(d)		888,003
1,200	Nitori Holdings Co Ltd (a)		96,611
3,000	NOK Corp (a)		47,564
4,175	Nokian Renkaat OYJ (a)		169,885
7,903	OPAP SA (a)		66,136
1,700	Oriental Land Co Ltd/Japan (a)		263,085
77,200	Panasonic Corp (a)(b)		621,619
11,164	Persimmon PLC (a)		200,235
9,354	Pirelli & C. SpA (a)(c)		108,133
5,509	Porsche Automobil Holding SE (a)		425,417
39,920	Qantas Airways Ltd (a)(b)		49,033
6,753	Renault SA (a)		454,863
82,800	Sands China Ltd (a)		386,930
2,100	Sankyo Co Ltd (a)		99,232
1,700	Sanrio Co Ltd (a)		78,859
11,093	Scania AB Class B (a)		221,937
7,200	Sega Sammy Holdings Inc (a)		180,419
15,000	Sekisui Chemical Co Ltd (a)		159,278
20,000	Sekisui House Ltd (a)		288,970
48,000	Shangri-La Asia Ltd (a)		82,515
36,000	Sharp Corp (a)(b)		144,953
800	Shimamura Co Ltd (a)		97,114
2,900	Shimano Inc (a)		247,036
18,000	Singapore Airlines Ltd (a)		143,675
68,000	SJM Holdings Ltd (a)		165,023
16,863	SKYCITY Entertainment Group Ltd (a)		56,890
46,900	Sojitz Corp (a)		77,815
35,100	Sony Corp (a)		741,530
4,900	Stanley Electric Co Ltd (a)		95,197
39,500	Sumitomo Corp (a)		492,312
25,900	Sumitomo Electric Industries Ltd (a)		308,315
5,900	Sumitomo Rubber Industries Ltd (a)		96,312
12,900	Suzuki Motor Corp (a)		297,349
2,474	Swatch Group AG (a)		720,117
24,938	Tabcorp Holdings Ltd (a)		69,451
10,000	Takashimaya Co Ltd (a)		101,353
48,870	Tatts Group Ltd (a)		141,170
28,000	Teijin Ltd (a)		61,334
4,100	Toho Co Ltd (a)		84,329
52,000	Toray Industries Inc (a)		336,005
2,100	Toyoda Gosei Co Ltd (a)		51,344
3,000	Toyota Boshoku Corp (a)		43,136
5,500	Toyota Industries Corp (a)		224,609
97,700	Toyota Motor Corp (a)(d)		5,893,053
7,800	Toyota Tsusho Corp (a)		200,561
9,017	Travis Perkins PLC (a)(b)		199,521
15,894	TUI Travel PLC (a)		86,150
830	USS Co Ltd (a)		105,223
996	Volkswagen AG (a)		193,646
53,737	Volvo AB Class B (a)		717,091
35,810	Wesfarmers Ltd (a)		1,295,829
6,190	Whitbread PLC (a)		287,864
31,729	William Hill PLC (a)(b)		212,724
9,631	Wolseley PLC (a)		444,226

Shares		Value

Consumer, Cyclical — (continued)
55,200	Wynn Macau Ltd (a)	$	148,476
3,100	Yamada Denki Co Ltd (a)		125,517
4,700	Yamaha Corp (a)		53,851
9,500	Yamaha Motor Co Ltd (a)		123,044
8,000	Yokohama Rubber Co Ltd (a)		80,330
25,500	Yue Yuen Industrial Holdings Ltd (a)		65,899

			48,973,684

Consumer, Non-cyclical — 22.57%
13,377	Abertis Infraestructuras SA (a)		233,074
3,759	Actelion Ltd (a)		226,433
4,579	Adecco SA (a)		260,783
9,025	Aggreko PLC (a)		225,439
22,000	Ajinomoto Co Inc (a)		322,724
1,500	Alfresa Holdings Corp (a)		80,318
28,500	Anheuser-Busch InBev NV (a)		2,565,932
3,226	Aryzta AG (a)		181,086
14,000	Asahi Group Holdings Ltd (a)		346,804
12,556	Associated British Foods PLC (a)		331,039
15,900	Astellas Pharma Inc (a)(d)		863,753
44,300	AstraZeneca PLC (a)		2,094,129
10,903	Atlantia SpA (a)		177,830
13,011	Babcock International Group PLC (a)		218,270
86	Barry Callebaut AG (a)		78,711
29,320	Bayer AG (a)		3,121,702
3,560	Beiersdorf AG (a)		310,106
2,800	Benesse Holdings Inc (a)		101,015
54,576	Brambles Ltd (a)		464,887
68,403	British American Tobacco PLC (a)		3,507,861
11,943	Bunzl PLC (a)		232,757
7,676	Bureau Veritas SA (a)		198,772
600	Calbee Inc (a)		56,945
22,530	Capita PLC (a)		330,999
3,665	Carlsberg A/S Class B (a)		327,710
21,082	Carrefour SA (a)		579,049
1,861	Casino Guichard Perrachon SA (a)		174,386
3,262	Celesio AG (a)		70,810
7,500	Chugai Pharmaceutical Co Ltd (a)		155,245
20,262	Coca-Cola Amatil Ltd (a)		234,758
6,853	Coca-Cola HBC AG		160,308
2,400	Coca-Cola West Co Ltd (a)		42,561
1,916	Cochlear Ltd (a)		107,534
3,852	Coloplast A/S Class B (a)		215,689
2,551	Colruyt SA (a)		134,230
17,758	CSL Ltd		1,000,098
19,000	Dai Nippon Printing Co Ltd (a)		173,371
23,700	Daiichi Sankyo Co Ltd (a)		394,956
5,600	Dainippon Sumitomo Pharma Co Ltd (a)		74,062
20,294	Danone SA (a)		1,527,488
18,029	de Master Blenders 1753 NV (b)		288,648
3,667	Delhaize Group SA (a)		226,702
89,018	Diageo PLC (a)		2,552,044
22,647	Distribuidora Internacional de Alimentacion SA (a)		171,081
6,805	Edenred (a)		208,366
9,100	Eisai Co Ltd (a)		370,863

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
17,089	Elan Corp PLC (a)(b)	$	239,810
13,545	Elekta AB Class B (a)		205,864
7,284	Essilor International SA (a)		776,018
35,303	Experian PLC (a)		613,025
76,000	First Pacific Co Ltd (a)		81,243
11,769	Fresenius SE & Co KGaA (a)		1,061,838
50,411	G4S PLC (a)		177,673
6,757	Getinge AB Class B (a)		205,149
173,843	GlaxoSmithKline PLC (a)		4,344,127
230,000	Golden Agri-Resources Ltd (a)		101,254
5,209	Grifols SA (a)		191,374
3,399	Heineken Holding NV (a)		190,502
8,054	Heineken NV (a)		512,647
4,457	Henkel AG & Co KGaA (a)		349,070
2,300	Hisamitsu Pharmaceutical Co Inc (a)		116,713
13,706	Husqvarna AB Class B (a)		72,384
34,891	Imperial Tobacco Group PLC (a)		1,209,309
5,708	Intertek Group PLC (a)		253,644
42,577	J Sainsbury PLC (a)		230,059
39,100	Japan Tobacco Inc (a)(d)		1,380,134
8,438	Jeronimo Martins SGPS SA (a)		177,843
18,400	Kao Corp (a)		626,364
5,278	Kerry Group PLC Class A		291,291
2,064	Kesko OYJ Class B (a)		57,336
6,000	Kikkoman Corp (a)		99,809
30,000	Kirin Holdings Co Ltd (a)(c)		469,929
35,282	Koninklijke Ahold NV (a)		524,745
8,000	Kyowa Hakko Kirin Co Ltd (a)(c)		90,427
8,595	L’Oreal SA (a)		1,412,877
4	Lindt & Spruengli AG (a)		174,044
29	Lindt & Spruengli AG (a)		108,859
5,680	Luxottica Group SpA (a)		287,380
5,800	Medipal Holdings Corp (a)		78,635
2,100	MEIJI Holdings Co Ltd (a)		100,846
2,279	Merck KGaA (a)		346,588
30,558	Metcash Ltd (a)		98,030
4,466	Metro AG (a)		141,116
1,900	Miraca Holdings Inc (a)		87,311
7,800	Mitsubishi Tanabe Pharma Corp (a)		100,919
114,180	Nestle SA (a)		7,492,537
6,000	Nippon Meat Packers Inc (a)		91,778
6,500	Nisshin Seifun Group Inc (a)		77,889
2,000	Nissin Foods Holdings Co Ltd (a)		80,881
81,470	Novartis AG (a)		5,770,565
14,452	Novo Nordisk A/S Class B (a)		2,246,743
57,772	Olam International Ltd (a)		74,363
3,000	Ono Pharmaceutical Co Ltd (a)		204,210
3,765	Orion OYJ Class B (a)		88,221
13,100	Otsuka Holdings Co Ltd (a)		432,548
3,500	Park24 Co Ltd (a)		63,497
7,572	Pernod-Ricard SA (a)		840,442
8,875	QIAGEN NV (a)(b)		173,660
4,778	Ramsay Health Care Ltd (a)		156,172
4,433	Randstad Holding NV (a)		182,232
22,971	Reckitt Benckiser Group PLC (a)		1,624,549
975	Remy Cointreau SA (a)		103,457

Shares		Value

Consumer, Non-cyclical — (continued)
24,882	Roche Holding AG (a)	$	6,175,646
34,045	SABMiller PLC (a)		1,631,983
42,296	Sanofi (a)		4,372,561
2,600	Santen Pharmaceutical Co Ltd (a)		112,515
7,600	Secom Co Ltd (a)		413,217
9,951	Securitas AB Class B (a)		86,994
16,713	Serco Group PLC (a)		157,044
26,900	Seven & I Holdings Co Ltd (a)(d)		985,168
192	SGS SA (a)		412,209
9,000	Shimadzu Corp (a)		72,446
10,600	Shionogi & Co Ltd (a)		221,046
19,594	Shire PLC (a)		620,644
12,000	Shiseido Co Ltd (a)		178,546
32,650	Smith & Nephew PLC (a)		365,429
932	Societe BIC SA (a)		93,497
3,245	Sodexo		270,325
13,652	Sonic Healthcare Ltd (a)		185,467
1,837	Sonova Holding AG (a)		194,347
2,827	Suedzucker AG (a)		87,522
2,600	Suzuken Co Ltd (a)		87,503
7,489	Swedish Match AB (a)		265,819
2,700	Sysmex Corp (a)		176,838
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)		85,172
28,100	Takeda Pharmaceutical Co Ltd (a)(d)		1,267,141
15,761	Tate & Lyle PLC (a)		197,629
5,100	Terumo Corp (a)		253,505
286,318	Tesco PLC (a)		1,441,636
30,230	Teva Pharmaceutical Industries Ltd (a)		1,183,135
19,000	Toppan Printing Co Ltd (a)		131,805
3,000	Toyo Suisan Kaisha Ltd (a)		99,818
50,934	Transurban Group (a)		314,546
24,171	Treasury Wine Estates Ltd (a)		128,439
2,200	Tsumura & Co (a)		64,835
3,617	UCB SA (a)		194,162
4,200	Unicharm Corp (a)		237,545
57,808	Unilever NV (a)		2,275,560
45,581	Unilever PLC (a)		1,844,536
910	William Demant Holding A/S (a)(b)		75,186
63,000	Wilmar International Ltd (a)		155,814
77,090	WM Morrison Supermarkets PLC (a)		306,738
44,206	Woolworths Ltd (a)		1,324,269
3,100	Yakult Honsha Co Ltd (a)(c)		128,547
4,000	Yamazaki Baking Co Ltd (a)		46,945

			91,934,987

Diversified — 0.68%
1,914	Exor SpA (a)(c)		56,683
6,438	GEA Group AG (a)		227,951
2,803	Groupe Bruxelles Lambert SA (a)		211,118
74,000	Hutchison Whampoa Ltd (a)		774,207
3,452	Industrivarden AB Class C (a)		57,643
50,300	Keppel Corp Ltd (a)		411,421
133,000	Noble Group Ltd (a)		101,151

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Diversified — (continued)
46,000	NWS Holdings Ltd (a)	$	70,522
23,500	Swire Pacific Ltd Class A (a)		283,135
1,171	Wendel SA (a)		120,764
53,300	Wharf Holdings Ltd (a)		444,864

			2,759,459

Energy — 6.67%
11,227	AMEC PLC (a)		171,538
28,888	APA Group (a)		158,306
120,749	BG Group PLC (a)		2,051,110
678,965	BP PLC (a)		4,711,491
4,472	Caltex Australia Ltd (a)		73,557
5,282	CGG (a)(b)		117,033
19,000	Cosmo Oil Co Ltd (a)(b)		34,943
56,482	Enel Green Power SpA (a)		117,221
90,336	Eni SpA (a)		1,854,044
1,368	Fuchs Petrolub AG (a)(b)		108,457
2,589	Fugro NV (a)		140,676
9,007	Galp Energia SGPS SA (a)		133,519
700	Idemitsu Kosan Co Ltd (a)		53,660
75	Inpex Corp (a)		311,715
900	Japan Petroleum Exploration Co (a)		36,441
79,100	JX Holdings Inc (a)		381,927
8,228	Lundin Petroleum AB (a)(b)		162,739
4,479	Neste Oil OYJ (a)		65,359
4,963	OMV AG (a)		223,885
9,031	Petrofac Ltd (a)		164,258
30,595	Repsol SA (a)		645,703
131,971	Royal Dutch Shell PLC Class A (a)		4,214,705
92,686	Royal Dutch Shell PLC Class B (a)		3,068,976
8,669	Saipem SpA (a)		140,706
32,823	Santos Ltd (a)		373,792
13,462	Seadrill Ltd ADR (a)		542,201
7,100	Showa Shell Sekiyu KK (a)		58,251
39,820	Statoil ASA (a)		822,604
9,758	Subsea 7 SA (b)		171,084
3,664	Technip SA (a)		372,379
10,000	TonenGeneral Sekiyu KK (a)(c)		96,765
75,469	Total SA (a)		3,686,127
12,867	Transocean Ltd (a)		617,836
31,791	Tullow Oil PLC (a)		483,468
14,370	Whitehaven Coal Ltd (a)(c)		30,234
23,537	Woodside Petroleum Ltd (a)		749,607

			27,146,317

Financial — 24.14%
31,993	3i Group PLC (a)		164,227
35,172	Aberdeen Asset Management PLC (a)		204,636
1,030	Acom Co Ltd (a)(b)		32,767
7,037	Admiral Group PLC (a)		141,647
63,850	Aegon NV (a)		428,371
2,500	AEON Financial Service Co Ltd (a)		70,819
4,100	Aeon Mall Co Ltd (a)		101,713

Shares		Value

Financial — (continued)
7,974	Ageas (a)	$	279,793
427,800	AIA Group Ltd (a)		1,802,322
16,178	Allianz SE (a)		2,361,349
102,550	AMP Ltd (a)		396,604
39,000	Aozora Bank Ltd (a)		121,800
75,000	Ascendas Real Estate Investment Trust REIT (a)		131,436
41,704	Assicurazioni Generali SpA (a)		728,969
7,110	ASX Ltd (a)		214,408
97,332	Australia & New Zealand Banking Group Ltd (a)		2,526,686
103,477	Aviva PLC (a)		533,182
63,727	AXA SA (a)		1,256,225
1,734	Baloise Holding AG (a)		168,415
209,456	Banca Monte dei Paschi di Siena SpA (a)(b)(c)		53,061
196,535	Banco Bilbao Vizcaya Argentaria SA (a)		1,651,646
95,957	Banco de Sabadell SA (a)		159,188
80,279	Banco Espirito Santo SA (a)(b)		64,359
42,291	Banco Popular Espanol SA (a)(b)		129,467
383,450	Banco Santander SA (a)		2,453,778
35,100	Bank Hapoalim BM (a)(b)		158,406
42,721	Bank Leumi Le-Israel BM (a)(b)		141,127
40,600	Bank of East Asia Ltd (a)(c)		145,321
647,950	Bank of Ireland (a)(b)		132,129
12,000	Bank of Kyoto Ltd (a)		99,936
43,000	Bank of Yokohama Ltd (a)		221,822
133,662	Bankia SA (b)(c)		103,344
107	Banque Cantonale Vaudoise (a)		53,039
433,784	Barclays PLC (a)		1,847,054
14,054	Bendigo & Adelaide Bank Ltd (a)		128,873
35,284	BNP Paribas SA (a)		1,931,614
130,000	BOC Hong Kong Holdings Ltd (a)		397,681
32,369	British Land Co PLC REIT (a)		278,601
39,001	CaixaBank (a)(b)		119,794
63,000	CapitaCommercial Trust REIT (a)(c)		72,677
94,000	CapitaLand Ltd (a)		227,102
85,000	CapitaMall Trust REIT (a)		133,383
48,000	CapitaMalls Asia Ltd (a)		68,844
67,675	CFS Retail Property Trust Group REIT (a)		123,383
50,000	Cheung Kong Holdings Ltd (a)		674,221
28,000	Chiba Bank Ltd (a)		191,042
6,000	Chugoku Bank Ltd (a)		84,075
4,826	CNP Assurances (a)		69,291
34,953	Commerzbank AG (a)(b)		303,644
57,039	Commonwealth Bank of Australia (a)		3,590,396
2,117	Corio NV REIT (a)		84,252
36,166	Credit Agricole SA (a)(b)		311,273
5,600	Credit Saison Co Ltd (a)		140,712
53,264	Credit Suisse Group AG (a)		1,410,116
306	Dai-ichi Life Insurance Co Ltd (a)		439,277
2,600	Daito Trust Construction Co Ltd (a)		244,971
58,000	Daiwa Securities Group Inc (a)		485,746
23,598	Danske Bank A/S (a)(b)		402,557
61,000	DBS Group Holdings Ltd (a)		742,242
174	Delek Group Ltd (a)		44,919
6,454	Delta Lloyd NV (a)		129,338

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
36,227	Deutsche Bank AG (a)	$	1,519,093
6,940	Deutsche Boerse AG (a)		456,360
179,246	Dexus Property Group REIT (a)		174,801
25,343	Direct Line Insurance Group PLC (b)		89,850
34,248	DNB ASA (a)		496,824
8,615	Erste Group Bank AG (a)(c)		229,621
982	Eurazeo (a)		52,656
48,645	Federation Centres Ltd REIT (a)		105,430
1,148	Fonciere Des Regions REIT (a)		86,043
29,000	Fukuoka Financial Group Inc (a)		123,342
757	Gecina SA (a)		83,667
6,926	Gjensidige Forsikring ASA (a)		102,035
113,000	Global Logistic Properties Ltd (a)		244,427
58,633	Goodman Group REIT (a)		260,682
59,405	GPT Group REIT (a)		208,591
15,000	Gunma Bank Ltd (a)		82,935
15,000	Hachijuni Bank Ltd (a)		87,519
25,779	Hammerson PLC REIT (a)		191,105
77,000	Hang Lung Properties Ltd (a)		266,715
26,100	Hang Seng Bank Ltd (a)		384,365
2,119	Hannover Rueckversicherung SE (a)		152,371
7,854	Hargreaves Lansdown PLC (a)		106,027
37,400	Henderson Land Development Co Ltd (a)		222,114
17,000	Hiroshima Bank Ltd (a)		72,358
36,000	Hokuhoku Financial Group Inc (a)(b)		73,511
39,100	Hong Kong Exchanges & Clearing (a)		587,258
20,000	Hopewell Holdings Ltd (a)		66,379
654,549	HSBC Holdings PLC (a)		6,775,035
8,800	Hulic Co Ltd (a)		94,410
23,000	Hysan Development Co Ltd (a)		99,294
755	ICADE REIT (a)		62,278
17,467	ICAP PLC (a)		96,415
36,345	IMMOFINANZ AG (a)		135,620
136,276	ING Groep NV (a)(b)		1,245,432
71,064	Insurance Australia Group Ltd (a)		352,742
415,559	Intesa Sanpaolo SpA (a)		665,116
23,963	Intu Properties PLC REIT (a)		113,874
21,852	Investec PLC (a)		137,485
7,584	Investment AB Kinnevik (a)		194,432
16,022	Investor AB Class B (a)		430,044
83	Israel Corp Ltd (a)(b)		49,485
8,000	Iyo Bank Ltd (a)		76,461
1,800	Japan Exchange Group Inc (a)		181,812
28	Japan Prime Realty Investment Corp REIT (a)(c)		85,679
21	Japan Real Estate Investment Corp REIT (a)		234,586
68	Japan Retail Fund Investment Corp REIT (a)		142,062
22,000	Joyo Bank Ltd (a)		120,152
7,695	Julius Baer Group Ltd (a)		300,324
8,133	KBC Groep NV (a)		303,192
25,000	Keppel Land Ltd (a)		65,741
24,000	Kerry Properties Ltd (a)		93,563
3,641	Klepierre REIT (a)		143,489

Shares		Value

Financial — (continued)
28,174	Land Securities Group PLC REIT (a)	$	378,186
206,922	Legal & General Group PLC (a)		539,000
17,955	Lend Lease Group (a)		136,894
80,500	Link REIT (a)		395,068
1,624,950	Lloyds Banking Group PLC (a)(b)		1,560,222
5,766	London Stock Exchange Group PLC (a)		117,113
10,520	Macquarie Group Ltd (a)		401,244
26,792	Mapfre SA (a)		87,170
19,334	Mediobanca SpA (a)		100,551
123,485	Mirvac Group REIT (a)		180,782
45,000	Mitsubishi Estate Co Ltd (a)(d)		1,198,075
452,000	Mitsubishi UFJ Financial Group Inc (a)(d)		2,791,493
19,700	Mitsubishi UFJ Lease & Finance Co Ltd (a)		93,467
30,000	Mitsui Fudosan Co Ltd (a)		882,001
3,305	Mizrahi Tefahot Bank Ltd (a)(b)		33,089
814,000	Mizuho Financial Group Inc (a)(d)		1,690,428
18,200	MS&AD Insurance Group Holdings (a)		461,009
6,383	Muenchener Rueckversicherungs AG (a)		1,172,632
83,121	National Australia Bank Ltd (a)		2,248,428
31,861	Natixis (a)		133,775
129,000	New World Development Co Ltd (a)		177,192
25	Nippon Building Fund Inc REIT (a)(c)		289,538
9	Nippon Prologis Inc REIT (a)(b)		78,095
22,000	Nishi-Nippon City Bank Ltd (a)		57,368
11,450	NKSJ Holdings Inc (a)		272,105
129,400	Nomura Holdings Inc (a)(d)		952,483
4,500	Nomura Real Estate Holdings Inc (a)		99,404
8	Nomura Real Estate Office Fund Inc REIT (a)		35,082
93,764	Nordea Bank AB (a)		1,047,088
44	NTT Urban Development Corp (a)		54,006
171,321	Old Mutual PLC (a)		470,037
39,600	ORIX Corp (a)		540,410
92,000	Oversea-Chinese Banking Corp Ltd (a)		723,224
969	Pargesa Holding SA (a)		64,565
595	Partners Group Holding AG (a)		161,054
5,475	Pohjola Bank PLC Class A (a)		80,451
90,906	Prudential PLC (a)		1,482,467
41,859	QBE Insurance Group Ltd (a)		579,561
1,454	Raiffeisen Bank International AG (a)(b)(c)		42,331
5,880	Ratos AB Class B (a)(c)		45,601
47,978	Resolution Ltd (a)		207,753
66,600	Resona Holdings Inc (a)		324,355
76,775	Royal Bank of Scotland Group PLC (a)(b)		318,485
124,873	RSA Insurance Group PLC (a)		226,355
14,665	Sampo Class A (a)		571,050
3,693	Schroders PLC (a)		122,541

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
5,427	SCOR SE (a)	$166,567
26,143	Segro PLC REIT (a)	110,867
20,000	Seven Bank Ltd (a)	72,502
52,000	Shinsei Bank Ltd (a)	118,084
21,000	Shizuoka Bank Ltd (a)	226,502
29,000	Singapore Exchange Ltd (a)	160,294
96,800	Sino Land Co Ltd (a)	135,343
54,484	Skandinaviska Enskilda Banken AB (a)	520,159
25,038	Societe Generale SA Class A (a)	861,691
5,400	Sony Financial Holdings Inc (a)	85,021
85,685	Standard Chartered PLC (a)	1,859,614
82,964	Standard Life PLC (a)	436,489
75,840	Stockland (a)	241,314
45,200	Sumitomo Mitsui Financial Group Inc (a)(d)	2,068,942
118,860	Sumitomo Mitsui Trust Holdings Inc (a)	554,584
13,000	Sumitomo Realty & Development Co Ltd (a)	518,103
57,000	Sun Hung Kai Properties Ltd (a)	731,996
45,008	Suncorp Group Ltd (a)	488,838
7,000	Suruga Bank Ltd (a)	126,941
17,769	Svenska Handelsbanken AB Class A (a)	711,905
32,351	Swedbank AB Class A (a)	740,985
41,400	Swire Properties Ltd (a)	121,884
1,071	Swiss Life Holding AG (a)	173,847
1,793	Swiss Prime Site AG (a)	131,810
12,555	Swiss Re AG (a)	934,103
20,100	T&D Holdings Inc (a)	268,869
24,700	Tokio Marine Holdings Inc (a)	779,408
13,000	Tokyo Tatemono Co Ltd (a)(b)	108,174
15,000	Tokyu Land Corp (a)	137,309
736	Tryg A/S (a)	60,636
129,316	UBS AG (a)	2,194,989
3,388	Unibail-Rodamco SE REIT (a)	789,079
154,964	UniCredit SpA (a)	724,435
32,343	Unione di Banche Italiane SCPA (a)	116,963
44,000	United Overseas Bank Ltd (a)	687,109
89	United Urban Investment Corp REIT (a)(b)	120,151
16,000	UOL Group Ltd (a)	84,582
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	66,615
75,565	Westfield Group REIT (a)	791,443
110,665	Westfield Retail Trust REIT (a)	312,972
110,065	Westpac Banking Corp (a)	2,889,755
34,000	Wheelock & Co Ltd (a)	169,638
7,000	Yamaguchi Financial Group Inc (a)	68,874
5,274	Zurich Insurance Group AG (a)	1,367,069

		98,293,555

Industrial — 11.18%
78,116	ABB Ltd (a)	1,692,145
738	Acciona SA (a)	38,909

Shares		Value

Industrial — (continued)
5,276	ACS Actividades de Construccion y Servicios SA (a)(c)	$	139,572
5,100	Advantest Corp (a)		84,032
1,125	Aeroports de Paris (a)		109,361
5,140	Aker Solutions ASA (a)		70,171
11,589	Alfa Laval AB (a)		236,709
11,750	ALS Ltd (a)(c)		102,288
7,838	Alstom SA (a)(b)		257,114
13,000	Amada Co Ltd (a)		85,587
43,487	Amcor Ltd (a)		401,905
2,417	Andritz AG (a)		124,010
20	AP Moeller - Maersk A/S Class A (a)		134,659
47	AP Moeller - Maersk A/S Class B (a)		336,220
35,000	Asahi Glass Co Ltd (a)(c)		226,863
34,107	Asciano Ltd (a)		155,997
11,726	Assa Abloy AB Class B (a)		458,273
24,050	Atlas Copco AB Class A (a)		579,649
13,788	Atlas Copco AB Class B (a)		295,073
33,365	Auckland International Airport Ltd (a)		76,738
73,713	Aurizon Holdings Ltd (a)		280,002
113,507	BAE Systems PLC (a)		660,838
26,450	Boral Ltd (a)		101,207
6,428	Bouygues SA (a)		163,797
8,000	Brother Industries Ltd (a)		89,768
8,600	Casio Computer Co Ltd (a)		75,747
5,000	Central Japan Railway Co (a)		609,400
21,000	Cheung Kong Infrastructure Holdings Ltd (a)		139,931
6,000	Chiyoda Corp (a)		70,763
13,946	Cie de St-Gobain (a)		565,095
37,364	Cobham PLC (a)		148,916
63,000	ComfortDelGro Corp Ltd (a)		90,538
25,434	CRH PLC (a)		514,596
8,100	Daikin Industries Ltd (a)		327,400
32,358	Deutsche Post AG (a)		803,058
6,249	DSV A/S (a)		152,226
12,000	East Japan Railway Co (a)(d)		933,991
20,712	European Aeronautic Defence & Space Co NV (a)		1,108,102
6,800	FANUC Corp (a)(d)		984,143
14,013	Ferrovial SA (a)		223,717
13,632	Finmeccanica SpA (a)(b)		68,200
22,621	Fletcher Building Ltd (a)		147,319
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)(c)		79,946
18,000	Fuji Electric Co Ltd (a)		63,289
16,300	FUJIFILM Holdings Corp (a)		358,496
28,000	Furukawa Electric Co Ltd (a)		64,777
1,402	Geberit AG (a)		347,309
18,621	Groupe Eurotunnel SA (a)		141,593
2,300	Hamamatsu Photonics KK (a)		83,060
41,000	Hankyu Hanshin Holdings Inc (a)		233,355
4,978	HeidelbergCement AG (a)		333,529
8,636	Hexagon AB Class B (a)		230,852
1,100	Hirose Electric Co Ltd (a)		144,881
3,600	Hitachi Construction Machinery Co Ltd (a)		72,612

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
172,000	Hitachi Ltd (a)(d)	$	1,102,090
1,142	Hochtief AG (a)		74,393
8,006	Holcim Ltd (a)		557,268
15,400	Hoya Corp (a)		316,750
174,000	Hutchison Port Holdings Trust (a)		127,420
4,300	Ibiden Co Ltd (a)		66,928
45,000	IHI Corp (a)		170,258
1,235	Imerys SA (a)		75,828
11,615	IMI PLC (a)		218,750
23,016	Invensys PLC (a)		144,092
15,505	James Hardie Industries PLC (a)		133,141
7,000	JGC Corp (a)		252,087
29,000	Kajima Corp (a)		96,145
8,000	Kamigumi Co Ltd (a)		64,385
47,000	Kawasaki Heavy Industries Ltd (a)		144,243
16,000	Keikyu Corp (a)		137,360
19,000	Keio Corp (a)		130,539
10,000	Keisei Electric Railway Co Ltd (a)		93,686
1,590	Keyence Corp (a)		506,591
6,000	Kinden Corp (a)		51,632
58,000	Kintetsu Corp (a)(c)		254,620
33,300	Komatsu Ltd (a)		766,964
5,470	Kone OYJ Class B (a)		433,875
16,000	Konica Minolta Inc (a)		120,428
2,484	Koninklijke Boskalis Westminster NV (a)		90,489
34,112	Koninklijke Philips NV (a)		929,926
2,337	Koninklijke Vopak NV (a)		137,937
39,000	Kubota Corp (a)		567,581
1,937	Kuehne + Nagel International AG (a)		212,518
4,400	Kurita Water Industries Ltd (a)		93,131
5,800	Kyocera Corp (a)		590,126
6,719	Lafarge SA (a)		412,565
9,001	Legrand SA (a)		417,331
5,219	Leighton Holdings Ltd (a)		73,139
9,600	LIXIL Group Corp (a)		233,767
900	Mabuchi Motor Co Ltd (a)		48,009
4,100	Makita Corp (a)		220,425
1,231	MAN SE (a)		134,203
1,800	Maruichi Steel Tube Ltd (a)		45,993
27,405	Meggitt PLC (a)		215,708
46,945	Melrose Industries PLC (a)		177,863
4,216	Metso OYJ (a)(c)		142,807
69,000	Mitsubishi Electric Corp (a)		644,743
109,000	Mitsubishi Heavy Industries Ltd (a)		605,992
40,000	Mitsui OSK Lines Ltd (a)(b)		155,445
49,000	MTR Corp Ltd (a)		180,066
7,100	Murata Manufacturing Co Ltd (a)		540,061
3,400	Nabtesco Corp (a)		70,593
88,000	NEC Corp (a)		192,707
3,700	Nidec Corp (a)(c)		258,860
12,400	Nikon Corp (a)		289,714
12,000	Nippon Electric Glass Co Ltd (a)		58,415
29,000	Nippon Express Co Ltd (a)		137,709
60,000	Nippon Yusen KK (a)		158,752
17,000	NSK Ltd (a)		162,178
23,000	Obayashi Corp (a)		119,257
22,000	Odakyu Electric Railway Co Ltd (a)		214,845
7,000	Olympus Corp (a)(b)		212,712

Shares		Value

Industrial — (continued)
7,100	Omron Corp (a)	$	211,672
6,000	Orient Overseas International Ltd (a)		38,434
25,862	Orkla ASA (a)		211,746
7,704	Prysmian SpA (a)		143,717
28,443	Rexam PLC (a)		206,375
5,158	Rexel SA (a)		116,213
1,100	Rinnai Corp (a)		78,216
66,911	Rolls-Royce Holdings PLC (a)(b)		1,151,091
8,987	Safran SA (a)		469,177
38,285	Sandvik AB (a)		457,250
2,382	Schindler Holding AG (a)		328,835
18,763	Schneider Electric SA (a)		1,362,688
34,000	Sembcorp Industries Ltd (a)		132,277
28,000	SembCorp Marine Ltd (a)(c)		94,885
19,000	Shimizu Corp (a)		76,379
28,116	Siemens AG (a)		2,847,110
79	Sika AG (a)		204,273
55,000	Singapore Technologies Engineering Ltd (a)		181,179
13,682	Skanska AB Class B (a)		226,741
13,852	SKF AB Class B (a)		324,513
1,900	SMC Corp (a)		380,904
13,571	Smiths Group PLC (a)		269,787
820	Sulzer AG (a)		130,940
17,000	Sumitomo Heavy Industries Ltd (a)		71,385
10,263	Sydney Airport (a)		31,668
45,000	Taiheiyo Cement Corp (a)		143,604
35,000	Taisei Corp (a)		126,349
16,656	Tenaris SA (a)		333,592
3,370	Thales SA (a)		157,257
4,200	THK Co Ltd (a)		88,129
11,129	TNT Express NV (a)		83,382
35,000	Tobu Railway Co Ltd (a)		180,377
39,000	Tokyu Corp (a)		255,362
22,181	Toll Holdings Ltd (a)		107,354
140,000	Toshiba Corp (a)		671,101
11,000	TOTO Ltd (a)		111,849
5,300	Toyo Seikan Group Holdings Ltd (a)		81,582
3,896	Vallourec SA (a)		197,707
16,547	Vinci SA (a)		830,002
6,437	Wartsila OYJ Abp (a)		279,654
7,340	Weir Group PLC (a)		239,899
5,800	West Japan Railway Co (a)		245,980
7,847	WorleyParsons Ltd (a)		139,012
13,300	Yamato Holdings Co Ltd (a)		280,101
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)(c)		37,856
7,000	Yaskawa Electric Corp (a)		84,956
8,100	Yokogawa Electric Corp (a)		96,834
4,492	Zardoya Otis SA (a)(c)		63,612
1,144	Zodiac Aerospace (a)		151,478

			45,537,252

Technology — 2.37%
27,500	AAC Technologies Holdings Inc (a)(b)		154,288

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Technology — (continued)
13,682	Amadeus IT Holding SA Class A (a)	$	437,893
49,980	ARM Holdings PLC (a)		604,235
8,000	ASM Pacific Technology Ltd (a)		87,822
12,735	ASML Holding NV (a)		1,005,305
1,782	AtoS (a)		132,434
40,300	Canon Inc (a)(d)		1,320,764
5,157	Cap Gemini SA (a)		250,432
17,528	Computershare Ltd (a)		164,344
2,260	Dassault Systemes SA (a)		276,232
64,000	Fujitsu Ltd (a)		264,768
2,742	Gemalto NV (c)		248,267
130	GungHo Online Entertainment Inc (a)(b)		142,028
37,164	Infineon Technologies AG (a)		311,095
1,000	Itochu Techno-Solutions Corp (a)		41,396
3,500	Konami Corp (a)		74,302
1,337	Mellanox Technologies Ltd (a)(b)		66,471
3,400	Nomura Research Institute Ltd (a)		110,420
42	NTT Data Corp (a)		149,602
1,100	Oracle Corp Japan (a)		45,561
500	Otsuka Corp (a)		55,765
24,000	Ricoh Co Ltd (a)		284,408
3,200	Rohm Co Ltd (a)		129,956
40,096	Sage Group PLC (a)		207,165
32,688	SAP AG (a)		2,386,964
23,316	STMicroelectronics NV (a)		209,536
3,200	Sumco Corp (a)		35,052
4,600	TDK Corp (a)		158,517
5,800	Tokyo Electron Ltd (a)		293,245

			9,648,267

Utilities — 3.71%
19,447	AGL Energy Ltd (a)		257,325
185,115	Centrica PLC (a)		1,012,251
22,300	Chubu Electric Power Co Inc (a)		315,880
10,000	Chugoku Electric Power Co Inc (a)		156,802
62,000	CLP Holdings Ltd (a)		501,197
13,652	Contact Energy Ltd (a)		54,028
64,132	E.ON SE (a)		1,051,032
73,161	EDP - Energias de Portugal SA (a)		235,999
4,100	Electric Power Development Co Ltd (a)		128,185
8,469	Electricite de France SA (a)		196,536
6,508	Enagas SA (a)		160,851
234,916	Enel SpA (a)(c)		737,155
15,732	Fortum OYJ (a)		294,711
12,738	Gas Natural SDG SA (a)(c)		256,638
47,304	GDF Suez (a)		927,855
7,200	Hokkaido Electric Power Co Inc (a)		98,257
5,900	Hokuriku Electric Power Co (a)		92,579
200,739	Hong Kong & China Gas Co Ltd (a)		489,815
167,962	Iberdrola SA (a)		887,608
24,300	Kansai Electric Power Co Inc (a)(b)		332,626
15,600	Kyushu Electric Power Co Inc (a)(b)		235,110
130,268	National Grid PLC (a)		1,475,688
38,339	Origin Energy Ltd (a)		439,343
65,000	Osaka Gas Co Ltd (a)		274,457
48,500	Power Assets Holdings Ltd (a)		417,488

Shares		Value

Utilities — (continued)
3,569	Red Electrica Corp SA (a)(c)	$	196,249
18,185	RWE AG (a)		578,611
8,521	Severn Trent PLC (a)		215,638
6,900	Shikoku Electric Power Co Inc (a)(b)		124,601
73,315	Snam SpA (a)		333,827
51,378	SP AusNet (a)		55,122
34,210	SSE PLC (a)		791,705
10,007	Suez Environnement Co (a)		129,335
50,751	Terna Rete Elettrica Nazionale SpA (a)		210,888
14,000	Toho Gas Co Ltd (a)		72,399
15,700	Tohoku Electric Power Co Inc (a)(b)		196,029
51,700	Tokyo Electric Power Co Inc (a)(b)		266,894
88,000	Tokyo Gas Co Ltd (a)		485,501
24,817	United Utilities Group PLC (a)		258,013
11,981	Veolia Environnement SA (a)		136,789
2,126	Verbund AG (a)(c)		40,323

			15,121,340

TOTAL COMMON STOCK — 97.64% (Cost $382,368,069)		$	397,633,005

PREFERRED STOCK
Consumer, Cyclical — 0.29%
1,729	Bayerische Motoren Werke AG (a)		118,084
5,152	Volkswagen AG (a)		1,040,614

			1,158,698

Consumer, Non-cyclical — 0.14%
6,230	Henkel AG & Co KGaA (a)		585,055

TOTAL PREFERRED STOCK — 0.43% (Cost $1,482,955)		$	1,743,753

RIGHTS
Energy — 0.00%(e)
29,108	Repsol SA (b)		16,216

Industrial — 0.00%
7,529,963	Rolls-Royce Holdings PLC (b)		11

TOTAL RIGHTS — 0.00%(e) (Cost $24,762)		$	16,227

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.16%
$ 4,711,000	Federal Home Loan Mortgage Corp
	0.00%(f), 07/01/2013	$	4,711,000

U.S. Treasury Bonds and Notes — 0.27%
1,090,000	U.S. Treasury Bills(g)
	0.04%, 09/12/2013	$	1,089,900

Reverse Repurchase Agreements — 1.61%
$ 327,947	Undivided interest of 2.56% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $327,947 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (h)	$	327,947

1,557,781	Undivided interest of 3.18% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $1,557,781 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (h)		1,557,781

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 1,557,781	Undivided interest of 3.21% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $1,557,781 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (h)	$	1,557,781

1,557,781	Undivided interest of 5.71% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,475,377) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $1,557,781 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (h)		1,557,781

1,557,781	Undivided interest of 6.35% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $1,557,781 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (h)		1,557,781

			6,559,071

TOTAL SHORT TERM INVESTMENTS — 3.04% (Cost $12,359,971)		$	12,359,971

TOTAL INVESTMENTS — 101.11% (Cost $396,235,757)		$	411,752,956

OTHER ASSETS & LIABILITIES, NET — (1.11)%		$	(4,507,969)

TOTAL NET ASSETS — 100.00%		$	407,244,987

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at June 28, 2013.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	The security’s yield to maturity was less than 0.01%.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(h)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

TSE TOPIX Equity Index Long Futures	14	JPY	158,340,000	September 2013	$35,817

SFE SPI 200 Equity Index Long Futures	7	AUD	834,575	September 2013	2,265

FTSE 100 Equity Index Long Futures	24	GBP	1,478,760	September 2013	12,856

DJ EURO STOXX 50 Index Long Futures	69	EUR	1,792,620	September 2013	12,570

			Net Appreciation		$63,507

At June 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	AUD	702,900	USD	645,219	September 2013	$ (6,212)
BA	EUR	1,705,400	USD	2,241,252	September 2013	(20,679)
BA	GBP	548,000	USD	843,669	September 2013	(10,649)
BA	JPY	141,120,000	USD	1,444,837	September 2013	(21,338)
BA	USD	360,967	EUR	270,300	September 2013	9,014
BA	USD	295,300	GBP	189,700	September 2013	6,936
BA	USD	227,701	JPY	21,770,000	September 2013	8,104
CIT	EUR	3,365,829	USD	4,496,628	September 2013	(114,040)
CIT	GBP	921,200	USD	1,422,432	September 2013	(22,107)
CIT	JPY	21,780,000	USD	226,316	September 2013	(6,618)
CIT	USD	1,462,538	AUD	1,587,076	September 2013	19,726
CIT	USD	4,013,654	EUR	3,056,979	September 2013	33,214
CIT	USD	4,137,186	GBP	2,680,914	September 2013	61,903
CIT	USD	3,157,597	JPY	308,404,093	September 2013	46,677
CS	JPY	299,339,656	USD	3,128,730	September 2013	(109,244)
CS	GBP	1,863,390	USD	2,922,028	September 2013	(89,471)
DB	AUD	1,655,242	USD	1,564,586	September 2013	(59,804)
UBS	GBP	931,556	USD	1,460,051	September 2013	(43,984)

			Net Depreciation			$ (318,572)

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America
CIT	Citigroup Bank
CS	Credit Suisse Group AG
DB	Deutsche Bank
UBS	United Bank of Scotland

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Summary of Investments by Country as of June 28, 2013.

Country	Value		Percentage of Fund Investments

Australia	$	31,783,817	7.72%
Austria		1,050,100	0.26
Belgium		4,562,137	1.11
Bermuda		542,201	0.13
China		192,144	0.05
Denmark		4,441,355	1.08
Finland		3,080,688	0.75
France		36,855,235	8.95
Germany		34,429,446	8.36
Greece		132,312	0.03
Guernsey		207,753	0.05
Hong Kong		11,864,569	2.88
Ireland		2,544,636	0.62
Israel		2,003,857	0.49
Italy		7,511,806	1.82
Japan		90,148,240	21.89
Jersey		203,675	0.05
Luxembourg		1,201,612	0.29
Mexico		80,433	0.02
Netherlands		17,882,442	4.34
New Zealand		444,366	0.11
Norway		2,591,259	0.63
Portugal		691,349	0.17
Singapore		6,437,538	1.56
Spain		11,196,899	2.72
Sweden		12,351,053	3.00
Switzerland		39,024,154	9.48
United Kingdom		75,937,909	18.44
United States		12,359,971	3.00

Total	$	411,752,956	100.00%

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West International Index Fund

ASSETS:
Investments in securities, fair value (including $6,095,680 of securities on loan)(a)	$405,193,885
Reverse repurchase agreements, fair value(b)	6,559,071
Cash	493,060
Cash denominated in foreign currencies(c)	296,299
Dividends and interest receivable	1,289,469
Subscriptions receivable	697,089
Variation margin on futures contracts	1,909
Unrealized appreciation on forward foreign currency contracts	185,574

Total Assets	414,716,356

LIABILITIES:
Payable to investment adviser	219,483
Payable upon return of securities loaned	6,559,071
Redemptions payable	120,372
Payable for investments purchased	68,297
Unrealized depreciation on forward foreign currency contracts	504,146

Total Liabilities	7,471,369

NET ASSETS	$407,244,987

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,101,699
Paid-in capital in excess of par	382,936,404
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	15,260,088
Undistributed net investment income	5,755,882
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(809,086)

TOTAL NET ASSETS	$407,244,987

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	41,016,984

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.93

(a) Cost of investments	$389,676,686
(b) Cost of reverse repurchase agreements	$6,559,071
(c) Cost of cash denominated in foreign currencies	$298,907

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West International Index Fund

INVESTMENT INCOME:
Interest	$972
Income from securities lending	238,185
Dividends	8,196,787
Foreign withholding tax	(904,366)

Total Income	7,531,578

EXPENSES:
Management fees	1,334,328

Total Expenses	1,334,328

NET INVESTMENT INCOME	6,197,250

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(545,145)
Net realized gain on futures contracts	503,039
Net realized loss on forward foreign currency contracts	(365,705)

Net realized loss on investments	(407,811)

Net change in unrealized appreciation on investments and foreign currency translations	4,476,631
Net change in unrealized depreciation on futures contracts	(52,286)
Net change in unrealized depreciation on forward foreign currency contracts	(252,675)

Net change in unrealized appreciation on investments	4,171,670

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency	3,763,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,961,109

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West International Index Fund

OPERATIONS:
Net investment income	$6,197,250	$5,877,103
Net realized gain (loss) on investments	(407,811)	761,992
Net change in unrealized appreciation on investments	4,171,670	34,883,391

Net Increase in Net Assets Resulting from Operations	9,961,109	41,522,486

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(6,353,974)

Total Distributions	0	(6,353,974)

CAPITAL SHARE TRANSACTIONS:
Shares sold	112,953,389	181,499,513
Shares issued in reinvestment of distributions	–	6,353,974
Shares redeemed	(43,240,334)	(52,027,613)

Net Increase in Net Assets Resulting from Capital Share Transactions	69,713,055	135,825,874

Total Increase in Net Assets	79,674,164	170,994,386

NET ASSETS:
Beginning of period	327,570,823	156,576,437

End of period (a)	$407,244,987	$327,570,823

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,256,446	20,230,668
Shares issued in reinvestment of distributions	–	660,496
Shares redeemed	(4,243,527)	(5,693,007)

Net Increase	7,012,919	15,198,157

(a) Including undistributed and (overdistributed) net investment income:	$5,755,882	$(441,368)

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011 (a)
Great-West International Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.63		$8.33		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.22	(b)	0.19
Net realized and unrealized gain (loss)	0.14		1.27		(1.67)

Total From Investment Operations	0.30		1.49		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		–		0.00	(f)
From net investment income	–		(0.19)		(0.19)

Total Distributions	0.00		(0.19)		(0.19)

NET ASSET VALUE, END OF PERIOD	$9.93		$9.63		$8.33

TOTAL RETURN(c)	3.12%	(d)	17.92%		(14.77%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$407,245		$327,571		$156,576
Ratio of expenses to average net assets	0.70%	(e)	0.70%		0.70%	(e)
Ratio of net investment income to average net assets	3.25%	(e)	2.49%		2.50%	(e)
Portfolio turnover rate	3%	(d)	7%		4%	(d)

(a)	The Fund’s inception date was January 13, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Amount was less than $0.01 per share.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

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Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids, evaluated bids.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments: (a)
Foreign Common Stock	$3,272,521	$394,360,484	$—	$397,633,005
Preferred Stock	—	1,743,753	—	1,743,753
Rights	—	16,216	11	16,227
Short Term Investments (a)	—	12,359,971	—	12,359,971
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	185,574	—	185,574
Futures Contracts (b)	63,507	—	—	63,507
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	504,146	—	504,146

Total Investments	$3,336,028	$408,161,852	$11	$411,497,891

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

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(b)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 28, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Communications	$262,912	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.
Consumer, Non-cyclical	$1,850,362	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.
Energy	$171,084	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.
Communications	$470,473	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Consumer, Cyclical	$144,953	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Consumer, Non-cyclical	$2,165,386	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Energy	$133,519	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Financial	$131,810	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Industrial	$146,994	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

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In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 139 futures contracts for the reporting period.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $53,943,886 on forward foreign currency contracts for the reporting period.

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Valuation of derivative instruments as of June 28, 2013 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	$63,507(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$185,574	Unrealized depreciation on forward foreign currency contracts	$(504,146)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (future contracts)	Net realized gain on futures contracts	$503,039	Net change in unrealized depreciation on futures contracts	$(52,286)

Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(365,705)	Net change in unrealized depreciation on forward foreign currency contracts	$(252,675)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as Directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $94,102,749 and $10,761,735, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $397,366,020. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $46,190,684 and gross depreciation of securities in which there was an excess of tax cost over value of $31,803,748 resulting in net appreciation of $14,386,936.

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6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $6,095,680 and received collateral of $6,559,071 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

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Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-year period ended December 31, 2012 and quarterly returns for the second, third and fourth quarters ended December 31, 2011 and for the one-year period ended December 31, 2012. The Board only assessed short-term performance due to the Fund’s recent inception in January 2011. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund was in the third quartile of its peer group for the annualized one-year period ended December 31, 2012, the Fund outperformed its benchmark index for the annualized one-year period ended December 31, 2012 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median contractual management fees of its peer group of funds, its Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and below the average and median of its peer group. The Board considered that the Fund’s total annual operating expense ratio was lower than the average and higher than the median of its peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

 (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

 (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013